Segments - Revenue Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue
Revenue	$ 67,535	$ 62,753	$ 61,860
Operating Segments
Revenue
Revenue	67,472	62,510	61,229
Other
Revenue
Other—divested businesses	(2)	35	397
Other revenue	$ 65	$ 207	$ 235